Expense Example - Class R6 Shares - Federated Hermes SDG Engagement Equity Fund - R6	Jun. 11, 2021 USD ($)
Expense Example:
1 Year	$ 190
3 Years	588
5 Years	1,011
10 Years	$ 2,190